UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust
-------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006
                        ------------------

Date of reporting period: September 30, 2006
                          ------------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.


Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Common Stocks  -- 75.9%
-------------------------------------------------------------------------------
Advertising  -- 0.7%
      47,000     aQuantive, Inc. *                               $    1,110,140
      30,000     Monster Worldwide, Inc. *                            1,085,700
      40,000     R.H. Donnelley Corp. *                               2,116,000
                                                                 --------------
                                                                      4,311,840
-------------------------------------------------------------------------------
Aerospace/Defense  -- 2.3%
      24,800     Armor Holdings, Inc. *                               1,421,784
       5,000     BE Aerospace, Inc. *                                   105,450
      18,000     Boeing Co. (The)                                     1,419,300
      32,730     DRS Technologies, Inc.                               1,429,319
      22,000     General Dynamics Corp.                               1,576,740
      21,000     L-3 Communications Holdings, Inc.                    1,644,930
      48,000     Precision Castparts Corp.                            3,031,680
      66,000     Rockwell Collins, Inc.                               3,619,440
      15,000     Teledyne Technologies, Inc. *                          594,000
                                                                 --------------
                                                                     14,842,643
-------------------------------------------------------------------------------
Air Transport  -- 0.5%
      27,000     FedEx Corp.                                          2,934,360
-------------------------------------------------------------------------------
Apparel  -- 0.9%
      27,000     Guess?, Inc. *                                       1,310,310
      17,000     Phillips-Van Heusen Corp.                              710,090
      40,000     Polo Ralph Lauren Corp. Class A                      2,587,600
      18,000     VF Corp.                                             1,313,100
                                                                 --------------
                                                                      5,921,100
-------------------------------------------------------------------------------
Auto & Truck  -- 0.2%
      28,000     Oshkosh Truck Corp.                                  1,413,160
-------------------------------------------------------------------------------
Auto Parts  -- 1.0%
      22,000     BorgWarner, Inc.                                     1,257,740
      73,000     Johnson Controls, Inc.                               5,237,020
                                                                 --------------
                                                                      6,494,760
-------------------------------------------------------------------------------
Bank  -- 2.2%
      70,000     Bank of Hawaii Corp.                                 3,371,200
      13,000     Colonial BancGroup, Inc. (The)                         318,500
      43,000     Compass Bancshares, Inc.                             2,450,140
      22,000     M&T Bank Corp.                                       2,639,120
       7,520     TD Banknorth, Inc.                                     217,178
     144,000     Wells Fargo & Co.                                    5,209,920
                                                                 --------------
                                                                     14,206,058
-------------------------------------------------------------------------------
Bank - Canadian  -- 0.4%
      36,800     Royal Bank of Canada                                 1,636,128
      11,284     Toronto-Dominion Bank (The)                            667,336
                                                                 --------------
                                                                      2,303,464
-------------------------------------------------------------------------------
Bank - Midwest  -- 0.6%
      61,000     Huntington Bancshares, Inc.                          1,459,730
      22,000     Marshall & Ilsley Corp.                              1,059,960
      25,000     Northern Trust Corp.                                 1,460,750
                                                                 --------------
                                                                      3,980,440
-------------------------------------------------------------------------------
Beverage - Alcoholic  -- 0.3%
      24,000     Brown-Forman Corp. Class B                           1,839,600
-------------------------------------------------------------------------------
Biotechnology  -- 0.2%
      24,000     United Therapeutics Corp. *                          1,260,960
-------------------------------------------------------------------------------
Building Materials  -- 0.6%
      15,000     Fluor Corp.                                          1,153,350
      29,000     Jacobs Engineering Group, Inc. *                     2,167,170
       6,000     NCI Building Systems, Inc. *                           349,020
                                                                 --------------
                                                                      3,669,540
-------------------------------------------------------------------------------
Canadian Energy  -- 0.5%
      17,000     Suncor Energy, Inc.                                  1,224,850
      99,000     Talisman Energy, Inc.                                1,621,620
                                                                 --------------
                                                                      2,846,470
-------------------------------------------------------------------------------
Cement & Aggregates  -- 0.8%
      33,600     Eagle Materials, Inc.                                1,131,648
      37,400     Florida Rock Industries, Inc.                        1,447,754
      15,000     Martin Marietta Materials, Inc.                      1,269,300
      15,000     Vulcan Materials Co.                                 1,173,750
                                                                 --------------
                                                                      5,022,452
-------------------------------------------------------------------------------
Chemical - Diversified  -- 0.9%
      22,000     Air Products & Chemicals, Inc.                       1,460,140
      23,600     Albemarle Corp.                                      1,282,188
       5,000     Brady Corp. Class A                                    175,800
      56,000     Monsanto Co.                                         2,632,560
                                                                 --------------
                                                                      5,550,688
-------------------------------------------------------------------------------
Chemical - Specialty  -- 2.2%
      39,000     Airgas, Inc.                                         1,410,630
      13,400     Ceradyne, Inc. *                                       550,606
     108,000     Ecolab, Inc.                                         4,624,560
      96,000     Praxair, Inc.                                        5,679,360
      24,200     Sigma-Aldrich Corp.                                  1,831,214
                                                                 --------------
                                                                     14,096,370
-------------------------------------------------------------------------------
Coal  -- 0.3%
      18,000     Joy Global, Inc.                                       676,980
      40,000     Peabody Energy Corp.                                 1,471,200
                                                                 --------------
                                                                      2,148,180
-------------------------------------------------------------------------------
Computer & Peripherals  -- 0.3%
      50,000     Hewlett-Packard Co.                                  1,834,500
-------------------------------------------------------------------------------
Computer Software & Services  -- 1.5%
      56,000     Cognizant Technology Solutions Corp. Class A *       4,147,360
      23,000     DST Systems, Inc. *                                  1,418,410
      46,000     Infosys Technologies Ltd. ADR                        2,195,580
      70,000     Oracle Corp. *                                       1,251,285
      19,000     SRA International, Inc. Class A*                       571,140
                                                                 --------------
                                                                      9,583,775
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Diversified Companies  -- 3.8%
      23,000     Acuity Brands, Inc.                             $    1,044,200
      49,000     AMETEK, Inc.                                         2,133,950
      24,000     Brink's Co. (The)                                    1,273,440
      63,600     Danaher Corp.                                        4,367,412
      26,000     Fortune Brands, Inc.                                 1,952,860
     140,000     ITT Industries, Inc.                                 7,177,800
      42,000     McDermott International, Inc. *                      1,755,600
      24,000     Textron, Inc.                                        2,100,000
      36,000     United Technologies Corp.                            2,280,600
                                                                 --------------
                                                                     24,085,862
-------------------------------------------------------------------------------
Drug  -- 2.5%
       1,000     Alkermes, Inc. *                                        15,850
      13,700     Allergan, Inc.                                       1,542,757
      30,000     Amylin Pharmaceuticals, Inc. *                       1,322,100
      21,000     Barr Pharmaceuticals, Inc. *                         1,090,740
      76,000     Celgene Corp. *                                      3,290,800
      38,000     Covance, Inc. *                                      2,522,440
      20,000     Genzyme Corp. *                                      1,349,400
      39,000     Gilead Sciences, Inc. *                              2,679,300
      52,000     Pharmaceutical Product Development, Inc.             1,855,880
      14,000     Teva Pharmaceutical Industries Ltd. ADR                477,260
                                                                 --------------
                                                                     16,146,527
-------------------------------------------------------------------------------
E-Commerce  -- 0.1%
      18,000     Akamai Technologies, Inc. *                            899,820
-------------------------------------------------------------------------------
Educational Services  -- 0.2%
      20,000     ITT Educational Services, Inc. *                     1,326,000
-------------------------------------------------------------------------------
Electrical Equipment  -- 2.0%
      16,200     Cooper Industries Ltd. Class A                       1,380,564
      17,000     Emerson Electric Co.                                 1,425,620
      30,000     Garmin Ltd.                                          1,463,400
      34,000     General Cable Corp. *                                1,299,140
      22,000     Rockwell Automation, Inc.                            1,278,200
      34,000     Thomas & Betts Corp. *                               1,622,140
      47,000     Trimble Navigation Ltd. *                            2,212,760
      38,000     WESCO International, Inc. *                          2,205,140
                                                                 --------------
                                                                     12,886,964
-------------------------------------------------------------------------------
Electrical Utility - Central  -- 0.6%
      30,000     Entergy Corp.                                        2,346,900
      20,000     TXU Corp.                                            1,250,400
                                                                 --------------
                                                                      3,597,300
-------------------------------------------------------------------------------
Electrical Utility - East  -- 0.6%
      37,000     Exelon Corp.                                         2,239,980
      52,000     Southern Co. (The)                                   1,791,920
                                                                 --------------
                                                                      4,031,900
-------------------------------------------------------------------------------
Electrical Utility - West  -- 0.3%
      41,000     Sempra Energy                                        2,060,250
-------------------------------------------------------------------------------
Electronics  -- 0.9%
      34,000     Amphenol Corp. Class A                               2,105,620
      41,000     Harris Corp.                                         1,824,090
      47,000     MEMC Electronic Materials, Inc. *                    1,721,610
                                                                 --------------
                                                                      5,651,320
-------------------------------------------------------------------------------
Entertainment Technology  -- 0.1%
      24,000     Scientific Games Corp. Class A*                        763,200
-------------------------------------------------------------------------------
Environmental  -- 0.8%
      53,000     Republic Services, Inc.                              2,131,130
      21,000     Stericycle, Inc. *                                   1,465,590
      38,000     Waste Connections, Inc. *                            1,440,580
                                                                 --------------
                                                                      5,037,300
-------------------------------------------------------------------------------
Financial Services - Diversified  -- 2.7%
      14,000     Affiliated Managers Group, Inc. *                    1,401,540
      19,500     BlackRock, Inc. Class A                              2,905,500
      52,000     Brown & Brown, Inc.                                  1,589,120
      27,000     CIT Group, Inc.                                      1,313,010
      14,000     Eaton Vance Corp.                                      404,040
      15,000     Franklin Resources, Inc.                             1,586,250
      52,600     Global Payments, Inc.                                2,314,926
      56,000     Leucadia National Corp.                              1,465,520
      33,000     Principal Financial Group, Inc.                      1,791,240
      23,000     Radian Group, Inc.                                   1,380,000
      26,000     T. Rowe Price Group, Inc.                            1,244,100
                                                                 --------------
                                                                     17,395,246
-------------------------------------------------------------------------------
Food Processing  -- 0.4%
      57,000     Dean Foods Co. *                                     2,395,140
-------------------------------------------------------------------------------
Home Appliances  -- 0.5%
      73,000     Toro Co. (The)                                       3,078,410
-------------------------------------------------------------------------------
Hotel/Gaming  -- 1.2%
      34,000     Boyd Gaming Corp.                                    1,306,960
      58,000     Choice Hotels International, Inc.                    2,372,200
      15,000     Harrah's Entertainment, Inc.                           996,450
       8,570     Host Hotels & Resorts, Inc.                            196,510
      39,000     International Game Technology                        1,618,500
      10,000     MGM MIRAGE *                                           394,900
      14,000     Starwood Hotels & Resorts Worldwide, Inc.              800,660
                                                                 --------------
                                                                      7,686,180
-------------------------------------------------------------------------------
Household Products  -- 0.4%
       7,000     Energizer Holdings, Inc. *                             503,930
      52,000     Scotts Miracle-Gro Co. (The) Class A                 2,313,480
                                                                 --------------
                                                                      2,817,410
-------------------------------------------------------------------------------
Human Resources  -- 0.3%
      25,000     Administaff, Inc.                                      842,500
      30,500     Watson Wyatt Worldwide, Inc. Class A                 1,248,060
                                                                 --------------
                                                                      2,090,560
-------------------------------------------------------------------------------
Industrial Services  -- 2.0%
      32,000     Amdocs Ltd. *                                        1,267,200
      82,000     C.H. Robinson Worldwide, Inc.                        3,655,560
      39,000     Corrections Corp. of America *                       1,686,750
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
      27,400     EMCOR Group, Inc. *                             $    1,502,616
      28,000     Expeditors International of Washington, Inc.         1,248,240
      15,000     Iron Mountain, Inc. *                                  644,100
      32,300     URS Corp. *                                          1,256,147
      31,000     World Fuel Services Corp.                            1,253,950
                                                                 --------------
                                                                     12,514,563
-------------------------------------------------------------------------------
Information Services  -- 1.2%
      27,000     Alliance Data Systems Corp. *                        1,490,130
      23,000     Corporate Executive Board Co. (The)                  2,067,930
      36,000     Dun & Bradstreet Corp. (The) *                       2,699,640
       8,000     FactSet Research Systems, Inc.                         388,560
      12,000     Moody's Corp.                                          784,560
                                                                 --------------
                                                                      7,430,820
-------------------------------------------------------------------------------
Insurance - Life  -- 1.1%
      37,000     AFLAC, Inc.                                          1,693,120
      66,000     Manulife Financial Corp.                             2,129,160
      35,000     MetLife, Inc.                                        1,983,800
      25,800     StanCorp Financial Group, Inc.                       1,151,454
                                                                 --------------
                                                                      6,957,534
-------------------------------------------------------------------------------
Insurance - Property & Casualty  -- 1.7%
      28,000     Assurant, Inc.                                       1,495,480
     141,750     Berkley (W.R.) Corp.                                 5,016,533
      28,000     Chubb Corp. (The)                                    1,454,880
      44,000     HCC Insurance Holdings, Inc.                         1,446,720
      32,000     Sun Life Financial, Inc.                             1,314,240
                                                                 --------------
                                                                     10,727,853
-------------------------------------------------------------------------------
Internet  -- 0.4%
      19,000     CheckFree Corp. *                                      785,080
      68,000     E*Trade Financial Corp. *                            1,626,560
                                                                 --------------
                                                                      2,411,640
-------------------------------------------------------------------------------
Machinery  -- 2.6%
      19,000     Actuant Corp. Class A                                  951,900
      30,000     Foster Wheeler Ltd. *                                1,157,700
      49,600     Gardner Denver, Inc. *                               1,640,768
      52,000     Graco, Inc.                                          2,031,120
      28,000     IDEX Corp.                                           1,205,400
      58,000     JLG Industries, Inc.                                 1,148,980
      48,000     Lennox International, Inc.                           1,099,200
      38,600     Manitowoc Company, Inc. (The)                        1,728,894
      30,000     MSC Industrial Direct Co., Inc. Class A              1,222,200
      42,000     Roper Industries, Inc.                               1,879,080
      48,000     Terex Corp. *                                        2,170,560
                                                                 --------------
                                                                     16,235,802
-------------------------------------------------------------------------------
Manufactured Housing/Recreational Vehicle  -- 0.1%
      20,000     Thor Industries, Inc.                                  823,400
-------------------------------------------------------------------------------
Medical Services  -- 4.0%
      41,250     Coventry Health Care, Inc. *                         2,125,200
      54,256     DaVita, Inc. *                                       3,139,795
      42,000     Healthways, Inc. *                                   1,873,200
      40,000     Humana, Inc. *                                       2,643,600
      20,000     Laboratory Corporation of America Holdings *         1,311,400
      30,000     Manor Care, Inc.                                     1,568,400
      30,000     Quest Diagnostics, Inc.                              1,834,800
      82,000     Sierra Health Services, Inc. *                       3,102,880
      13,000     Sunrise Senior Living, Inc. *                          388,310
      58,580     UnitedHealth Group, Inc.                             2,882,136
      61,573     WellPoint, Inc. *                                    4,744,199
                                                                 --------------
                                                                     25,613,920
-------------------------------------------------------------------------------
Medical Supplies  -- 5.2%
      21,000     ArthroCare Corp. *                                     984,060
      36,000     Bard (C.R.), Inc.                                    2,700,000
      23,000     Becton Dickinson & Co.                               1,625,410
      50,000     DENTSPLY International, Inc.                         1,505,500
       7,000     Edwards Lifesciences Corp. *                           326,130
      66,000     Fisher Scientific International, Inc. *              5,163,840
      29,000     Haemonetics Corp. *                                  1,357,200
      70,000     Henry Schein, Inc. *                                 3,509,800
      30,000     Hologic, Inc. *                                      1,305,600
      31,000     IDEXX Laboratories, Inc. *                           2,825,340
      19,000     Intuitive Surgical, Inc. *                           2,003,550
      35,000     Kyphon, Inc. *                                       1,309,700
      20,000     LCA-Vision, Inc.                                       826,200
      26,000     McKesson Corp.                                       1,370,720
      46,000     ResMed, Inc. *                                       1,851,500
      86,000     Varian Medical Systems, Inc. *                       4,591,540
                                                                 --------------
                                                                     33,256,090
-------------------------------------------------------------------------------
Metals & Mining Diversified  -- 0.3%
      26,000     Allegheny Technologies, Inc.                         1,616,940
-------------------------------------------------------------------------------
Metals Fabricating  -- 0.3%
      26,000     Harsco Corp.                                         2,018,900
-------------------------------------------------------------------------------
Natural Gas - Distribution  -- 0.2%
      40,950     Southern Union Co.                                   1,081,490
-------------------------------------------------------------------------------
Natural Gas - Diversified  -- 1.4%
      48,000     Energen Corp.                                        2,009,760
      70,000     Equitable Resources, Inc.                            2,448,600
     108,888     XTO Energy, Inc.                                     4,587,451
                                                                 --------------
                                                                      9,045,811
-------------------------------------------------------------------------------
Office Equipment & Supplies  -- 0.9%
      35,000     Office Depot, Inc. *                                 1,389,500
     165,000     Staples, Inc.                                        4,014,450
                                                                 --------------
                                                                      5,403,950
-------------------------------------------------------------------------------
Oilfield Services/Equipment  -- 0.8%
      49,000     FMC Technologies, Inc. *                             2,631,300
      36,000     Halliburton Co.                                      1,024,200
      28,000     Weatherford International Ltd. *                     1,168,160
                                                                 --------------
                                                                      4,823,660
-------------------------------------------------------------------------------
Packaging & Container  -- 0.4%
      14,000     Ball Corp.                                             566,300
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
      67,000     Jarden Corp. *                                  $    2,208,990
                                                                 --------------
                                                                      2,775,290
-------------------------------------------------------------------------------
Petroleum - Integrated  -- 0.9%
      56,000     Denbury Resources, Inc. *                            1,618,400
      29,000     Sunoco, Inc.                                         1,803,510
      42,186     Valero Energy Corp.                                  2,171,313
                                                                 --------------
                                                                      5,593,223
-------------------------------------------------------------------------------
Petroleum - Producing  -- 1.3%
      43,000     Apache Corp.                                         2,717,600
     107,700     Range Resources Corp.                                2,718,348
      70,000     Tenaris S.A. ADR                                     2,476,600
                                                                 --------------
                                                                      7,912,548
-------------------------------------------------------------------------------
Pharmacy Services  -- 1.4%
      80,700     Caremark Rx, Inc.                                    4,573,269
      50,000     CVS Corp.                                            1,606,000
      32,000     Express Scripts, Inc. *                              2,415,680
                                                                 --------------
                                                                      8,594,949
-------------------------------------------------------------------------------
Power  -- 0.2%
      60,000     AES Corp. (The) *                                    1,223,400
-------------------------------------------------------------------------------
Precision Instrument  -- 0.2%
      21,000     Mettler Toledo International, Inc. *                 1,389,150
-------------------------------------------------------------------------------
Publishing  -- 0.3%
      32,000     McGraw-Hill Cos, Inc. (The)                          1,856,960
-------------------------------------------------------------------------------
R.E.I.T.  -- 1.3%
      48,000     Brookfield Properties Co.                            1,695,360
      11,000     CBL & Associates Properties, Inc.                      461,010
      20,000     General Growth Properties, Inc.                        953,000
      30,000     Macerich Co. (The)                                   2,290,800
      54,000     ProLogis                                             3,081,240
                                                                 --------------
                                                                      8,481,410
-------------------------------------------------------------------------------
Railroad  -- 1.5%
      34,000     Burlington Northern Santa Fe Corp.                   2,496,960
      32,000     Canadian National Railway Co.                        1,342,080
      34,800     CP Holders, Inc.                                     3,534,984
      22,000     Kansas City Southern *                                 600,820
      29,000     Norfolk Southern Corp.                               1,277,450
                                                                 --------------
                                                                      9,252,294
-------------------------------------------------------------------------------
Recreation  -- 0.3%
      76,500     Shuffle Master, Inc. *                               2,066,265
-------------------------------------------------------------------------------
Restaurant  -- 0.9%
      25,000     CKE Restaurants, Inc.                                  418,000
      50,000     Darden Restaurants, Inc.                             2,123,500
      17,000     Panera Bread Co. Class A*                              990,250
      84,750     Sonic Corp. *                                        1,916,198
                                                                 --------------
                                                                      5,447,948
-------------------------------------------------------------------------------
Retail - Automotive  -- 0.4%
      68,000     O'Reilly Automotive, Inc. *                          2,258,280
-------------------------------------------------------------------------------
Retail - Special Lines  -- 2.2%
      21,000     Claire's Stores, Inc.                                  612,360
     194,000     Coach, Inc. *                                        6,673,600
      42,000     Coldwater Creek, Inc. *                              1,207,920
      59,000     Dress Barn, Inc. (The) *                             1,287,380
      54,000     Men's Wearhouse, Inc. (The)                          2,009,340
      44,000     Michaels Stores, Inc.                                1,915,760
                                                                 --------------
                                                                     13,706,360
-------------------------------------------------------------------------------
Retail Building Supply  -- 1.2%
     102,000     Fastenal Co.                                         3,934,140
      62,000     Lowe's Cos, Inc.                                     1,739,720
      33,000     Tractor Supply Co. *                                 1,592,580
      12,000     Watsco, Inc.                                           552,120
                                                                 --------------
                                                                      7,818,560
-------------------------------------------------------------------------------
Retail Store  -- 1.0%
      26,500     J.C. Penney Company, Inc.                            1,812,335
      60,000     Nordstrom, Inc.                                      2,538,000
      12,400     Sears Holdings Corp. *                               1,960,316
                                                                 --------------
                                                                      6,310,651
-------------------------------------------------------------------------------
Securities Brokerage  -- 1.7%
      20,000     Bear Stearns Companies, Inc. (The)                   2,802,000
       2,800     Chicago Mercantile Exchange Holdings, Inc.           1,339,100
       8,800     Goldman Sachs Group, Inc. (The)                      1,488,696
      30,000     Investment Technology Group, Inc. *                  1,342,500
      54,000     Jefferies Group, Inc.                                1,539,000
      18,000     Merrill Lynch & Co., Inc.                            1,407,960
      28,500     Raymond James Financial, Inc.                          833,340
                                                                 --------------
                                                                     10,752,596
-------------------------------------------------------------------------------
Semiconductor  -- 0.2%
      37,000     FormFactor, Inc. *                                   1,558,810
-------------------------------------------------------------------------------
Shoe  -- 0.1%
      20,000     Wolverine World Wide, Inc.                             566,200
-------------------------------------------------------------------------------
Steel - General  -- 0.9%
      16,000     Carpenter Technology Corp.                           1,720,160
      20,000     Cleveland-Cliffs, Inc.                                 762,200
      17,000     IPSCO, Inc.                                          1,473,390
      32,000     Nucor Corp.                                          1,583,680
                                                                 --------------
                                                                      5,539,430
-------------------------------------------------------------------------------
Telecommunication Services  -- 1.6%
      66,000     American Tower Corp. Class A*                        2,409,000
      62,000     Crown Castle International Corp. *                   2,184,880
      72,000     NII Holdings, Inc. Class B*                          4,475,520
     150,000     Qwest Communications International, Inc. *           1,308,000
                                                                 --------------
                                                                     10,377,400
-------------------------------------------------------------------------------

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Telecommunications Equipment  -- 0.4%
      30,000     Anixter International, Inc.                     $    1,694,100
      30,000     Broadcom Corp. Class A*                                910,200
                                                                 --------------
                                                                      2,604,300
-------------------------------------------------------------------------------
Thrift  -- 1.1%
      90,200     Golden West Financial Corp. *                        6,967,950
-------------------------------------------------------------------------------
Tire & Rubber  -- 0.2%
      18,300     Carlisle Companies, Inc.                             1,539,030
-------------------------------------------------------------------------------
Trucking/Transportation Leasing  -- 0%
       4,000     Hunt (J.B.) Transport Services, Inc.                    83,080
-------------------------------------------------------------------------------
Water Utility  -- 0.1%
      21,000     Aqua America, Inc.                                     460,740
-------------------------------------------------------------------------------
Wireless Networking  -- 0.1%
      24,000     SBA Communications Corp. Class A*                      583,920
-------------------------------------------------------------------------------
                   Total Common Stocks
                     (Cost $334,856,573)                            481,892,866
===============================================================================
  Principal
   Amount                                                                 Value
-------------------------------------------------------------------------------
U.S. Treasury Obligations -- 2.2%
-------------------------------------------------------------------------------
 $   2,000,000   U.S. Treasury Notes, 3.50%, 11/15/06                 1,996,562
     3,000,000   U.S. Treasury Notes, 4.00%, 11/15/12                 2,905,782
     8,000,000   U.S. Treasury Notes, 6.13%, 11/15/27                 9,356,872
                   Total U.S. Treasury Obligations
                     (Cost $13,396,936)                              14,259,216
-------------------------------------------------------------------------------
U.S. Government Agency Obligations  -- 12.2%
-------------------------------------------------------------------------------
     7,000,000   Federal Home Loan Bank, 3.38%, 2/23/07               6,947,773
     6,000,000   Federal Home Loan Bank, 4.00%, 11/9/07               5,929,146
     4,000,000   Federal Home Loan Bank, 3.30%, 12/28/07              3,915,408
     2,000,000   Federal Home Loan Bank, 4.10%, 6/13/08               1,970,746
     4,000,000   Federal Home Loan Bank, 4.25%, 9/12/08               3,944,896
     6,000,000   Federal Home Loan Mortgage Corp., 4.88%,
                   3/15/07                                            5,988,270
     4,000,000   Federal Home Loan Mortgage Corp., 3.25%,
                   11/2/07                                            3,922,264
     1,000,000   Federal Home Loan Mortgage Corp., 4.25%,
                   7/15/09                                              981,926
     2,000,000   Federal Home Loan Mortgage Corp., 5.88%,
                   3/21/11                                            2,062,060
     4,000,000   Federal Home Loan Mortgage Corp., 5.25%,
                   11/5/12                                            3,961,248
     2,000,000   Federal Home Loan Mortgage Corp., 4.50%,
                   1/15/13                                            1,952,180
     4,846,414   Federal Home Loan Mortgage Corp., 5.50%,
                   3/15/24                                            4,854,751
     4,000,000   Federal National Mortgage Association,
                   3.31%, 1/26/07                                     3,974,808
     8,000,000   Federal National Mortgage Association,
                   5.25%, 4/15/07                                     7,997,736
     5,000,000   Federal National Mortgage Association,
                   3.25%, 1/15/08                                     4,889,185
    10,000,000   Federal National Mortgage Association,
                   6.45%, 4/1/08                                      9,995,310
     2,517,164   Federal National Mortgage Association,
                   5.00%, 11/1/34                                     2,423,725
     1,951,546   Government National Mortgage Association,
                   5.50%, 1/15/36                                     1,938,508
                   Total U.S. Government Agency Obligations
                     (Cost $78,311,153)                              77,649,940
-------------------------------------------------------------------------------
Corporate Bonds & Notes  -- 0.9%
-------------------------------------------------------------------------------
Financial Services - Diversified  -- 0.9%
     6,000,000   SLM Corp., 5.94%, 4/1/14(1)                          5,536,560
-------------------------------------------------------------------------------
                   Total Corporate Bonds & Notes
                     (Cost $5,964,814)                                5,536,560
-------------------------------------------------------------------------------
                   Total Investment Securities -- 91.2%
                     (Cost $432,529,476)                         $  579,338,582
-------------------------------------------------------------------------------
Short-Term Investments  -- 8.9%
-------------------------------------------------------------------------------
Repurchase Agreements (2) -- 8.9%
    28,500,000   With Morgan Stanley & Co., 4.9%, dated 9/29/06,
                   due 10/2/06, delivery value $28,511,638
                   (collateralized by $23,265,000 U.S. Treasury
                   Notes 11.75%, due 11/15/14, with a value of
                   $29,022,929)                                      28,500,000
    28,400,000   With UBS Securities, LLC, 4.95%, dated 9/29/06,
                   due 10/2/06, delivery value $28,411,715
                   (collateralized by $23,083,000 U.S. Treasury
                   Notes 6.875%, due 8/15/25, with a value of
                   $29,044,200)                                      28,400,000
                                                                 --------------
                                                                     56,900,000
-------------------------------------------------------------------------------
                   Total Short-Term Investments
                     (Cost $56,900,000)                              56,900,000
-------------------------------------------------------------------------------
Excess Of Liabilities Over Cash And Other Assets  --(-0.1%)            (942,906)
-------------------------------------------------------------------------------
Net Assets  --100.0%                                             $  635,295,676
-------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
   ($635,295,676 / 28,676,414 shares outstanding)                $        22.15
-------------------------------------------------------------------------------

*     Non-income producing.
(1)   Rate at September 30, 2006. Floating rate changes monthly.
(2) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

Value Line Strategic Asset Management Trust

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:
                                                                    Total Net
                                                                    Unrealized
Total Cost        Appreciation           Depreciation               Appreciation
--------------------------------------------------------------------------------
$489,429,476      $155,883,494           $(9,074,388)               $146,809,106

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:   /s/ Jean B. Buttner
      --------------------------------
      Jean B. Buttner, President

Date: November 27, 2006
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -----------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ Stephen R. Anastasio
      -----------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: November 27, 2006
      ------------------------